UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                            Place, and Date of Signing:

/s/ Lucia LoScalzo                    366 Madison Avenue, NYC 10017 / 04-22-2008
------------------------------        ------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         21

Form 13F Information Table Value Total:   $181,522

List of Other Included Managers:

FORM 13F INFORMATION TABLE

         I                               II          III            IV            V          VI          VII            VIII
Name of Issuer                     Title of Class  CUSIP        valuex$1000     Shares   Discretion  Other Manag.  Voting Authority.
--------------                     --------------  -----        -----------     ------   ----------  ------------  -----------------
American Express                   COM             025816 10 9    11,154         255,118     Sole        None            None
Berkshire Hathaway                 CL B            084670 20 7    20,070          4,487      Sole        None            None
Boeing Company                     COM             097023 10 5     8,914         119,867     Sole        None            None
Burlington Northern Santa Fe       COM             12189T 10 4    10,234         110,976     Sole        None            None
Cameco, Inc.                       COM             13321L 10 8     7,372         223,816     Sole        None            None
Carmax Corp.                       COM             143130 10 2     7,372         357,487     Sole        None            None
Caterpillar Inc.                   COM             149123 10 1     6,942         127,322     Sole        None            None
Cognizant Technologies Solu.       CL A            192446 10 2     7,504         260,278     Sole        None            None
Echostar Comm.                     CL A            278762 10 9     1,040          35,222     Sole        None            None
Fidelity National Fin.             COM             316326 10 7     7,308         398,684     Sole        None            None
Fidelity Natl Information Svcs.    COM             31620M 10 6     5,925         155,341     Sole        None            None
General Electric                   COM             369604 90 3    15,623         422,126     Sole        None            None
Gaiam Inc.                         CL A            36268Q 10 3     3,172         183,145     Sole        None            None
Icici Bank Ltd.                    Sponsored ADR   45104G 10 4     6,502         170,250     Sole        None            None
Metropolitan Health Networks       COM             592142 10 3     7,848        3,488,080    Sole        None            None
McDonald's Corp                    COM             580135 10 1    11,071         198,520     Sole        None            None
Nike Inc.                          CL B            654106 10 3    12,718         187,030     Sole        None            None
Orbcomm, Inc.                      COM             68555p 10 0     6,492        1,308,876    Sole        None            None
Qualcomm Inc.                      COM             747525 10 3    11,109         270,965     Sole        None            None
Tupperware Brands Corp.            COM             899896 10 4     5,515         142,585     Sole        None            None
Worldpoint Terminals               COM             981912 20 7     7,634         722,100     Sole        None            None
